CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 34,911	$ 36,538	$ 18,409
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,291	10,978	13,149
Capital loss from disposal of property and equipment	181	461	275
Stock-based compensation of options	1,282	2,135	1,006
Accrued severance pay, net	242	361	57
Exchange rate differences on long-term loans		(12)	(34)
Deferred income taxes, net	(867)	(14,883)	(3,672)
Decrease (increase) in trade receivables, net	19,332	(1,323)	2,061
Decrease (increase) in contract assets	(17,875)	24,062	11,029
Decrease (increase) in other assets and receivables	8,941	1,511	(4,917)
Decrease (increase) in inventories	(5,050)	(8,076)	5,743
Decrease in trade payables	(157)	(3,884)	(8,926)
Decrease in accrued expenses	(7,549)	(11,671)	(7,206)
Increase (decrease) in advances from customers and deferred revenues	(1,898)	1,112	12,433
Decrease in advances from customers held by trustees			(1,478)
Increase (decrease) in other liabilities	1,376	(2,527)	(5,912)
Net cash provided by operating activities	43,160	34,782	32,017
Cash flows from investing activities:
Purchase of property and equipment	(4,716)	(7,982)	(10,759)
Net cash used in investing activities	(4,716)	(7,982)	(10,759)
Cash flows from financing activities:
Proceeds from exercise of stock options		375	2,148
Repayment of long-term loans	(4,096)	(4,447)	(4,469)
Dividend payment	(19,999)	(24,864)
Net cash used in financing activities	(24,095)	(28,936)	(2,321)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(360)	(99)	(1,490)
Increase (decrease) in cash, cash equivalents and restricted cash	13,989	(2,235)	17,447
Cash, cash equivalents and restricted cash at the beginning of the year	101,969	104,204	86,757
Cash, cash equivalents and restricted cash at the end of the year	115,958	101,969	104,204
Cash paid during the year for:
Interest	293	509	303
Income taxes	1,084	1,580	3,900
Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment	285	1,449	2,307
Reclassification from property and equipment to inventories	155	680	343
New operating lease assets obtained in exchange for operating lease liabilities	3,175	1,469
Cash dividends declared but unpaid	$ 35,003